Provisions	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2021	$834	$809	$1,643	$89	$1,554
Arising (released) during the year	(28)	850	822	—	—
Released (used) during the year	—	(90)	(90)	—	—
Released (unused) during the year	—	(238)	(238)	—	—
At December 31, 2021	806	1,331	2,137	—	2,137
Arising (released) during the year	(101)	428	327	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(191)	(191)	—	—
At December 31, 2022	705	1,568	2,273	77	2,196
Arising (released) during the year	107	257	364	—	—
Released (used) during the year	(48)	(76)	(124)	—	—
Released (unused) during the year	—	(291)	(291)	—	—
At December 31, 2023	$764	$1,458	$2,222	$—	$2,222
The provision for post-employment benefits is for the lump sum retirement indemnity required to be paid to French employees if they retire as a Company employee. The comprehensive income (loss) for 2023 includes $46,000 of actuarial loss (actuarial gain of $71,000 in 2022 and actuarial loss of $20,000 in 2021. One employee retired in 2023 and no employee retired in 2021 and 2022.
The main assumptions used in the calculation are the following:

	2021	2022	2023
Discount rate	0.98%	3.75%	3.20%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	65-67 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 10% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 12% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team
At December 31, 2021, 2022 and 2023, “Other provisions” include primarily estimated royalty payments assessed on sales of modules to holders of patents which may be deemed as essential under the requirements of the LTE standard. The royalty provision is based on management’s judgment, taking into consideration the published royalty rates, various legal decisions, articles, reports and industry discussions on the subject which were available, and is recorded in the cost of product revenue. The Company’s modules are considered as final products incorporating the full LTE function, and therefore may have royalties assessed on their sale; no royalties are accrued on the sales of chips as the full LTE functionality is not included in the chip and it is not current industry practice to license standard-essential patents at the component level.